Restructuring and Other	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Restructuring and Other
15. Restructuring and Other
Restructuring and other includes restructuring and severance costs and certain transaction and other costs, when applicable. During the three and six months ended September 30, 2024 and 2023, the Company also incurred certain other unusual charges or benefits, which are included in direct operating expense in the consolidated statements of operations and are described below. The following table sets forth restructuring and other and these other unusual charges or benefits and the statement of operations line items they are included in for the three and six months ended September 30, 2024 and 2023:

	Three Months Ended September 30,		Six Months Ended September 30,
	2024	2023	2024	2023
	(Amounts in millions)
Restructuring and other:
Other impairments (1)	$0.5	$—	$18.5	$—
Severance (2)	1.1	1.0	4.1	3.5
Transaction and other costs (3)	5.6	3.9	12.3	5.5

Total Restructuring and Other	7.2	4.9	34.9	9.0

Other unusual charges not included in restructuring and other or the Company’s operating segments:
COVID-19 related charges (benefit) included in direct operating expense (4)	—	(0.5)	(2.1)	(0.4)
Unallocated rent cost included in direct operating expense (5)	5.2	—	10.5	—

Total restructuring and other and other unusual charges not included in restructuring and other	$12.4	$4.4	$43.3	$8.6

(1)
Amounts in the three and six months ended September 30, 2024 include impairments of certain operating lease right-of-use
and leasehold improvement assets related to the Television Production segment associated with facility leases that will no longer be utilized by the Company primarily related to the integration of eOne.

(2)	Severance costs were primarily related to restructuring, acquisition integration activities and other cost-saving initiatives.
(3)
Transaction and other costs in the three and six months ended September 30, 2024 and 2023 reflect transaction, integration and legal costs associated with certain strategic transactions, and restructuring activities and also include costs and benefits associated with legal and other matters.

(4)
Amounts include incremental costs incurred, if any, due to circumstances associated with the
COVID-19
global pandemic, net of insurance recoveries of nil and $2.1 million in the three and six months ended September 30, 2024, respectively (three and six months ended September 30, 2023 - insurance recoveries of $0.5 million and $0.5 million, respectively). In the six months ended September 30, 2024 and the three and six months ended September 30, 2023, insurance recoveries exceeded the incremental costs expensed in the period, resulting in a net benefit included in direct operating expense.

(5)	Amounts represent rent cost for production facilities that were unutilized as a result of the industry strikes, and therefore such amounts are not allocated to the segments.

Changes in the restructuring and other severance liability were as follows for the six months ended September 30, 2024 and 2023:

	Six Months Ended September 30,
	2024	2023
	(Amounts in millions)
Severance liability
Beginning balance	$19.3	$3.7
Accruals (2)	(0.5)	3.0
Severance payments	(11.4)	(5.1)

Ending balance (1)	$7.4	$1.6

(1)	As of September 30, 2024, the remaining severance liability of approximately $7.4 million is expected to be paid in the next 12 months.
(2)	Excludes $4.6 million and $0.5 million in the six months ended September 30, 2024 and 2023, respectively, of accelerated vesting on equity awards.

15. Restructuring and Other
Restructuring and other includes restructuring and severance costs, certain transaction and other costs, and certain unusual items, when applicable. During the years ended March 31, 2024, 2023 and 2022, the Company also incurred certain other unusual charges or benefits, which are included in direct operating expense and distribution and marketing expense in the combined statements of operations and are described below. The following table sets forth restructuring and other and these other unusual charges or benefits and the statement of operations line items they are included in for the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Restructuring and other:
Content and other impairments (1)	$12.8	$5.9	$—
Severance (2)
Cash	27.5	10.8	2.8
Accelerated vesting on equity awards (see Note 13)	7.7	4.2	—

Total severance costs	35.2	15.0	2.8
COVID-19 related charges included in restructuring and other	—	0.1	1.0
Transaction and other costs (3)	84.9	6.2	2.5

Total Restructuring and Other	132.9	27.2	6.3

Other unusual charges not included in restructuring and other or the Company’s operating segments:
Content charges included in direct operating expense (4)	1.5	8.1	—
COVID-19 related charges (benefit) included in direct operating expense (5)	(0.9)	(8.9)	(5.2)
Charges related to Russia’s invasion of Ukraine included in direct operating expense (6)	—	—	5.9

Total restructuring and other and other unusual charges not included in restructuring and other	$133.5	$26.4	$7.0

(1)
Amounts in the fiscal year ended March 31, 2024 include $12.8 million of development costs written off in connection with changes in strategy in the Television Production segment as a result of the acquisition of eOne. Amounts in the fiscal year ended March 31, 2023 include an impairment of an operating lease right-of-use
asset related to the Studio Business and corporate facilities amounting to $5.8 million associated with a portion of a facility lease that will no longer be utilized by the Company. The impairment reflects a decline in market conditions since the inception of the lease impacting potential sublease opportunities, and represents the difference between the estimated fair value, which was determined based on the expected discounted future cash flows of the lease asset, and the carrying value.

(2)
Severance costs in the fiscal years ended March 31, 2024, 2023 and 2022 were primarily related to restructuring activities and other cost-saving initiatives. In fiscal 2024, amounts were due to restructuring activities including integration of the acquisition of eOne and our Motion Picture and Television Production segment.

(3)
Amounts in the fiscal years ended March 31, 2024, 2023 and 2022 reflect transaction, integration and legal costs associated with certain strategic transactions, and restructuring activities and also include costs and benefits associated with legal and other matters. In fiscal 2024, these amounts include $49.2 million associated with the acquisition of additional interest in 3 Arts Entertainment. Due to the new arrangement representing a modification of terms of the compensation element under the previous arrangement which resulted in the reclassification of the equity award to a liability award, the Company recognized incremental compensation expense of $49.2 million, representing the excess of the fair value of the modified award over amounts previously expensed. See Note 11 for further information. In addition, transaction and other costs in fiscal 2024 includes approximately $16.6 million of a loss associated with a theft at a production of a 51% owned consolidated entity. The Company expects to recover a portion of this amount under its insurance coverage and from the noncontrolling interest holders of this entity. The remaining amounts in fiscal 2024 primarily represent acquisition and integration costs related to the acquisition of eOne, and costs associated with the separation of the Starz Business from the Studio Business.
(4)
Amounts represent certain unusual content charges. In the fiscal year ended March 31, 2023, the amounts represent development costs written off as a result of changes in strategy across the Company’s theatrical slate in connection with certain management changes and changes in the theatrical marketplace in the Motion Picture segment. These charges are excluded from segment results and included in amortization of investment in film and television programs in direct operating expense on the combined statement of operations.

(5)
Amounts reflected in direct operating expense include incremental costs associated with the pausing and restarting of productions including paying/hiring certain cast and crew, maintaining idle facilities and equipment costs resulting from circumstances associated with the
COVID-19
global pandemic, net of insurance recoveries of $1.0 million, $8.4 million and $15.6 million in fiscal 2024, 2023 and 2022, respectively. In fiscal years ended March 31, 2024, 2023 and 2022, insurance recoveries exceeded the incremental costs expensed in the year, resulting in a net benefit included in direct operating expense. The Company is in the process of seeking additional insurance recovery for some of these costs. The ultimate amount of insurance recovery cannot be estimated at this time.

(6)
Amounts represent charges related to Russia’s invasion of Ukraine, primarily related to bad debt reserves for accounts receiva ble f
rom customers in Russia, included in direct operating expense in the combined statements of operations.

Changes in the restructuring and other severance liability were as follows for the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Severance liability
Beginning balance	$3.7	$0.8	$3.9
Accruals	27.5	10.8	2.8
Severance payments	(11.9)	(7.9)	(5.9)

Ending balance (1)	$19.3	$3.7	$0.8

(1)	As of March 31, 2024, the remaining severance liability of approximately $19.3 million is expected to be paid in the next 12 months.

Starz Business of Lions Gate Entertainment Corp
Restructuring and Other
1
1
. Restructuring and Other
Restructuring and other includes restructuring and severance costs, and certain transaction and other costs, when applicable. During the six months ended September 30, 2024 and 2023, the Starz Business also incurred certain other unusual charges, which are included in direct operating expense in the unaudited condensed combined statements of operations as described below. The following table sets forth restructuring and other and these other unusual charges or benefits and the statements of operations line items they are included in:

	Six Months Ended September 30,
	2024	2023
	(Amounts in millions)
Restructuring and other:
Content impairments and other (1)	$(4.9)	$126.2
Severance (2)
Cash	0.4	1.5
Accelerated vesting on equity awards	0.3	0.9

Total severance costs	0.7	2.4
Transaction and other costs (3)	2.5	2.0

Total Restructuring and Other	(1.7)	130.6

Other unusual charges not included in restructuring and other:
COVID-19 related charges (benefit) included in direct operating expense (4)	(1.1)	—

Total restructuring and COVID-19 related charges (benefit)	$(2.8)	$130.6

(1)
During fiscal 2024, the Starz Business continued executing its restructuring plan, which included e xiting
all international territories except for Canada and India, and included an evaluation of the programming on Starz’s domestic and international platforms. Amounts included in the table above for the six months ended September 30, 2024 represent recoveries of content impairments. See Note 2 for content impairment charges related to discontinued operations.

The Starz Business has incurred impairment charges from the inception of the plan through September 30, 2024 amounting to $295.7 million.

As the Starz Business continues to evaluate the Starz Business and its current restructuring plan in relation to the current micro and macroeconomic environment and the announced plan to separate the Starz Business and LG Studios Business, including further strategic review of content and performance and its strategy on a territory-by-territory
basis, the Starz Business may decide to expand its restructuring plan and exit additional territories or remove certain content off its platform in the future. Accordingly, the Starz Business may incur additional content impairment and other restructuring charges.
(2)	Severance costs were primarily related to restructuring activities and other cost-saving initiatives attributable to continuing operations.
(3)
Transaction and other costs in the six months ended September 30, 2024 and 2023 reflect transaction, integration and legal costs associated with certain strategic transactions, and restructuring activities and also include costs and benefits associated with legal and other matters.

(4)
Amounts include incremental costs incurred, if any, due to circumstances associated with the
COVID-19
global pandemic, net of insurance recoveries of $1.1
million in the six months ended September 30, 2024 (six months ended September 30, 2023 — immaterial insurance recoveries). In the six months ended September 30, 2024, insurance recoveries exceeded the incremental costs expensed in the period, resulting in a net benefit included in direct operating expense.

Changes in the restructuring and other severance liability were as follows for the six months ended September 30, 2024 and 2023:

	Six Months Ended September 30,
	2024	2023
	(Amounts in millions)
Severance liability
Beginning balance	$1.6	$2.2
Accruals	0.4	1.5
Severance payments	(1.2)	(1.6)

Ending balance (1)	$0.8	$2.1

(1)	As of September 30, 2024, the remaining severance liability of approximately $ 0.8 million is expected to be paid in the next 12 months.

13. Restructuring and Other
Restructuring and other includes restructuring and severance costs, and certain transaction and other costs, when applicable. During the years ended March 31, 2024, 2023 and 2022, the Starz Business also incurred certain other unusual charges, which are included in direct operating and distribution and marketing expense in the combined statements of operations and are described below. The following table sets forth restructuring and other and these other unusual charges or benefits and the statement of operations line items they are included in:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Restructuring and other:
Content impairments (1)	$213.0	$87.6	$—
Severance (2)
Cash	5.4	4.2	1.8
Accelerated vesting on equity awards	1.4	—	—

Total severance costs	6.8	4.2	1.8
COVID-19 related charges included in restructuring and other (3)	—	—	0.1
Transaction and other costs (benefits) (4)	5.0	(1.9)	8.6

Total Restructuring and Other	224.8	89.9	10.5

Other unusual charges not included in restructuring and other:
Programming and content charges included in direct operating expense (5)	—	(0.2)	33.0
COVID-19 related charges (benefit) included in:
Direct operating expense (6)	(0.1)	(2.8)	1.5
Distribution and marketing expense	—	—	0.3

Total restructuring and other and other unusual charges not included in restructuring and other	$224.7	$86.9	$45.3

(1)
In fiscal 2023, in connection with its ongoing restructuring activities the Starz Business performed a strategic review of content performance across Starz’s platforms, resulting in certain programming being removed from those platforms and written down to fair value. During the fiscal year ended March 31, 2024, the Starz Business continued its evaluation of the programming on Starz’s platforms and cancelled certain ordered programming, and identified certain other programming with limited strategic purpose which was removed from the Starz platforms and abandoned by the Starz Business. See Note 2 for additional content impairment charges related to discontinued operations.

The Starz Business has incurred impairment charges from the inception of the plan through March 31, 2024 amounting to $300.6 million.
As the Starz Business continues to evaluate the Starz Business and its current restructuring plan in relation to the current micro and macroeconomic environment and the announced plan to separate the Starz Business and Lionsgate’s LG Studios Business, including further strategic review of content and performance and its strategy on a territory-by-territory
basis, the Starz Business may decide to expand its restructuring plan and exit additional territories or remove certain content off its platform in the future. Accordingly, the Starz Business may incur additional content impairment and other restructuring charges.

(2)	Severance costs in the fiscal years ended March 31, 2024, 2023 and 2022 were primarily related to the restructuring activities and other cost-saving initiatives attributable to continuing operations.
(3)
Amounts represent certain incremental general and administrative costs associated with the
COVID-19
global pandemic, such as costs related to transitioning the Starz Business to a remote-work environment, costs associated with return-to-office
safety protocols, and other incremental general and administrative costs associated with the
COVID-19
global pandemic.

(4)
Transaction and other costs (benefits) in the fiscal years ended March 31, 2024, 2023 and 2022 reflect transaction, integration and legal costs associated with certain strategic transactions, and restructuring activities and also include costs and benefits associated with legal matters. In the fiscal year ended March 31, 2023, these amounts include a benefit of $11.0 million for the settlement of a legal matter.

(5)	Amounts represent certain unusual programming and content charges, see Note 3 for further information.
(6)
Amounts reflected in direct operating expense include incremental costs associated with the pausing and restarting of productions including paying/hiring certain cast and crew, maintaining idle facilities and equipment costs resulting from circumstances associated with the
COVID-19
global pandemic, net of insurance recoveries of $0.2 million, $5.6 million, and $6.5 million in fiscal 2024, 2023, and 2022, respectively.

Changes in the restructuring and other severance liability were as follows:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Severance liability
Beginning balance	$2.2	$0.7	$1.8
Accruals	5.4	4.2	1.8
Severance payments	(6.0)	(2.7)	(2.9)

Ending balance (1)	$1.6	$2.2	$0.7

(1)	As of March 31, 2024, the remaining severance liability of approximately $1.6 milli on is expected to be paid in the next 12 months.